Segment and geographic information - Net Interest Revenue (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Segment Reporting Information [Line Items]
Non-interest revenue	¥ 339,453	¥ 325,251	¥ 693,193	¥ 708,032
Net interest revenue	31,788	26,102	45,389	67,478
Net revenue	371,241	351,353	738,582	775,510
Non-interest expenses	299,828	283,457	618,992	601,559
Income (loss) before income taxes	71,413	67,896	119,590	173,951
Retail [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	116,948	118,322	222,691	283,200
Net interest revenue	990	1,408	2,112	2,872
Net revenue	117,938	119,730	224,803	286,072
Non-interest expenses	79,075	79,774	154,332	165,011
Income (loss) before income taxes	38,863	39,956	70,471	121,061
Asset Management [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	21,441	18,485	43,219	37,238
Net interest revenue	250	141	1,810	1,562
Net revenue	21,691	18,626	45,029	38,800
Non-interest expenses	13,882	12,454	28,946	25,937
Income (loss) before income taxes	7,809	6,172	16,083	12,863
Wholesale [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	119,322	162,103	299,636	313,738
Net interest revenue	71,248	21,245	79,820	64,219
Net revenue	190,570	183,348	379,456	377,957
Non-interest expenses	168,363	158,063	351,508	327,435
Income (loss) before income taxes	22,207	25,285	27,948	50,522
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	81,742	26,341	127,647	73,856
Net interest revenue	(40,700)	3,308	(38,353)	(1,175)
Net revenue	41,042	29,649	89,294	72,681
Non-interest expenses	38,508	33,166	84,206	83,176
Income (loss) before income taxes	¥ 2,534	¥ (3,517)	¥ 5,088	¥ (10,495)